Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Total net revenue	$ 1,348,478	$ 330,104	$ 4,877,809	$ 1,581,796	$ 3,677,896	$ 2,648,322
Termination expense reimbursement (one time)
Disaggregation of Revenue
Total net revenue	719,565		719,565
Professional services (over time)
Disaggregation of Revenue
Total net revenue	566,413	280,104	3,970,744	1,431,796	3,477,896	2,498,322
License fees (over time)
Disaggregation of Revenue
Total net revenue	$ 62,500	$ 50,000	$ 187,500	$ 150,000	$ 200,000	$ 150,000